Capital Stock - (Unrecognized Compensation Cost) (Details) $ in Millions	12 Months Ended
Mar. 31, 2025 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 46.0
LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	58.6
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 0.9
Weighted Average Remaining Years	8 months 12 days
Stock Options | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 0.9
Weighted Average Remaining Years	8 months 12 days
Restricted Share Units (RSUs) and Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 45.1
Weighted Average Remaining Years	1 year 6 months
Restricted Share Units (RSUs) and Restricted Stock | LIONS GATE ENTERTAINMENT CORP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total Unrecognized Compensation Cost	$ 57.7
Weighted Average Remaining Years	1 year 6 months